Income Taxes Statutory Federal Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Federal provision at statutory tax rate (34%)	$ (580)	$ (388)	$ (376)
State and local taxes, net of federal benefit	(100)	(31)	(33)
Other	1,506	(1,128)	(1,958)
Income tax benefit (expense)	$ 826	$ (1,547)	$ (2,367)
Federal statutory income tax rate	34.00%